Annual Fund Operating Expenses - Short Oil and Gas ProFund	Nov. 27, 2020
Investor
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	2.09%
Total Annual Fund Operating Expenses	2.84%
Fee Waivers/Reimbursements	1.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.78%
Service
Operating Expenses:
Investment Advisory Fees	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.09%
Total Annual Fund Operating Expenses	3.84%
Fee Waivers/Reimbursements	1.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	2.78%